BAIRD FUNDS, INC.

                          Baird Short-Term Bond Fund
                    Baird Intermediate Municipal Bond Fund
                          (collectively the "Funds")

                                  May 1, 2001

                Supplement to the Prospectus Dated May 1, 2001

FUND CURRENTLY NOT AVAILABLE TO INVESTORS

Please note that the Baird Short-Term Bond Fund is not presently being offered to investors.